Insurance Contract Liabilities and Reinsurance Assets - Summary of Components of Gross and Net Insurance Contract Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of insurance contract liabilities and reinsurance assets [abstract]
Gross insurance contract liabilities	$ 313,737	$ 291,767
Gross benefits payable and provision for unreported claims	4,398	3,376
Gross policyholder amounts on deposit	10,519	9,462
Gross insurance contract liabilities	328,654	304,605	$ 297,505
Reinsurance assets	(42,925)	(30,359)
Net insurance contract liabilities	$ 285,729	$ 274,246